UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2017

Fund Adviser:

The Roosevelt Investment Group, Inc.

730 Third Avenue

23rd Floor

New York, NY 10017

Toll Free: (877) 322-0576

MANAGEMENT’S DISCUSSION OF FUND

PERFORMANCE – (Unaudited)

For the six month period ended May 31, 2017, the Roosevelt Multi-Cap Fund (“Fund”) returned 9.88% for the Investor Class, and 10.11% for the Institutional Class, in line with the Russell 3000 Index return of 10.06% for the same period.

Information Technology was the best performing sector relative to the benchmark over this period, with strong stock selection driving outperformance. Portfolio holding Lam Research (LRCX) was the top performer in the sector. Demand for semiconductor equipment from manufacturers in that industry has been much stronger than many investors expected, and the duration of the semiconductor cycle has also surprised investors. The Fund also outperformed in the Consumer Discretionary sector, with portfolio holding Amazon.com (AMZN) leading outperformance in this space. In addition to the Fund’s position in Amazon, the portfolio management team also mostly avoided investing in any retail companies that have been hurt by the growing online presence of Amazon.

Our most challenged area was the Industrials sector. Portfolio holding Acuity Brands (AYI) was our weakest holding, and drove underperformance in the sector. The company missed investor expectations for the second quarter in a row, and after a review of the deteriorating fundamentals, the portfolio management team decided to exit the position. The Fund also lagged in the Materials sector, with portfolio holding Teck Resources (TECK) the top detractor. Weak demand trends for metallurgical coal, as well as uneconomic crude oil prices (given the ownership stake in Canadian oil sands projects) were likely responsible for the stock’s performance. The team subsequently decided to sell the position.

Overall, we maintain a positive bias in our market outlook. Corporate earnings have been strong, with aggregate S&P 500 profits growing approximately 14% on a year over year basis during the first quarter. Nearly 67% of companies surpassed consensus revenue estimates as overall top line growth came in at just under 8% for the period. While we would not expect to see earnings growth accelerate much further, we do anticipate that corporate profitability will remain healthy in the coming quarters.

We also see the potential for a silver lining from the Treasury yield declines. While they may be indicative of uneven growth to come, another way to view lower yields is that they are, in effect, an easing of financial conditions. They enable corporations to raise cheaper capital, and can also benefit the consumer, particularly in the housing market where mortgage rates have declined meaningfully in recent weeks. Similarly, the weakening dollar should benefit US-based multinationals, as it makes their products and services more competitive versus international peers.

1

MANAGEMENT’S DISCUSSION OF FUND

PERFORMANCE – (Unaudited) – (continued)

Risk factors that we are monitoring include a turbulent geopolitical environment. North Korea has been conducting missile tests on a regular basis, and terrorism remains a global threat. While markets have been resilient to these types of issues, we feel that it is prudent to consider them while constructing our investment allocations. Another commonly cited investor concern is that stocks appear expensive based on valuation metrics. We agree that relative to historical averages, market multiples such as the P/E ratio do appear elevated. However, we think that valuations cannot be considered in isolation, but instead should be analyzed alongside the yield environment. Relative to current bond yields, which are at very low levels, we do not see the market’s valuation as overly extended.

2

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended May 31, 2017)

	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Investor Class	9.88%	12.58%	9.21%	4.74%
Roosevelt Multi-Cap Fund – Institutional Class (a)	10.11%	12.95%	9.74%	5.13%
Russell 3000® Index**	10.06%	17.69%	15.26%	6.96%
S&P 500® Index**	10.81%	17.47%	15.42%	6.94%

Total annual operating expenses, as disclosed in the Roosevelt Multi-Cap Fund’s (the “Fund”) prospectus dated March 30, 2017, were 1.22% and 0.97% of average daily net assets for the Investor Class and Institutional Class, respectively. Additional information pertaining to the Fund’s expense ratios as of May 31, 2017 can be found in the financial highlights.

(a)

The Institutional Class commenced operations on October 16, 2012. This performance reflects the Fund’s Investor Class for periods prior to October 16, 2012. Unlike Institutional Class shares, Investor Class shares bear a 12b-1 fee of 0.25%. This difference is reflected in the performance information. Accordingly, had the Institutional Class of the Fund been operational for periods prior to October 16, 2012, the performance information would have been different as a result of lower annual operating expenses.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 3000® Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

3

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2017 – (Unaudited)

COMMON STOCKS – 99.07%	Shares	Fair Value
Consumer Discretionary – 12.73%
Amazon.com, Inc. *	1,142	$1,135,856
Bright Horizons Family Solutions, Inc. *	7,943	609,387
Home Depot, Inc./The	5,156	791,498
Las Vegas Sands Corp.	9,825	580,952
Newell Brands, Inc.	12,801	677,813
Walt Disney Co./The	8,409	907,667

		4,703,173

Consumer Staples – 5.60%
ConAgra Foods, Inc.	23,406	902,067
Kraft Heinz Co./The	5,973	550,711
Lamb Weston Holdings, Inc.	13,235	614,236

		2,067,014

Energy – 6.49%
EOG Resources, Inc.	7,502	677,506
Hess Corp.	9,129	418,930
Marathon Petroleum Corp.	12,359	643,162
Schlumberger Ltd.	9,439	656,860

		2,396,458

Financials – 18.55%
Berkshire Hathaway, Inc., Class B *	6,999	1,156,795
CME Group, Inc.	8,161	957,204
Comerica, Inc.	10,308	706,716
MarketAxess Holdings, Inc.	4,467	851,321
Prudential Financial, Inc.	6,776	710,464
S&P Global, Inc.	5,118	730,902
SunTrust Banks, Inc.	16,191	864,114
U.S. Bancorp	17,135	872,000

		6,849,516

Health Care – 6.81%
Allergan PLC *	2,582	577,722
Edwards LifeSciences Corp. *	5,893	678,108
Johnson & Johnson	6,972	894,159
Nevro Corp. *	2,517	173,245

See accompanying notes which are an integral part of these financial statements.

5

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

COMMON STOCKS – 99.07% – continued	Shares	Fair Value
Health Care – 6.81% – continued
UnitedHealth Group, Inc.	1,089	$190,771

		2,514,005

Industrials – 16.47%
3M Co.	1,965	401,784
Acuity Brands, Inc.	2,580	420,308
General Dynamics Corp.	2,525	513,206
Honeywell International, Inc.	5,644	750,596
Lockheed Martin Corp.	3,363	945,440
Northrop Grumman Corp.	3,943	1,022,104
Old Dominion Freight Line, Inc.	9,253	826,478
Union Pacific Corp.	6,657	734,267
United Rentals, Inc. *	4,325	470,257

		6,084,440

Information Technology – 21.39%
Alphabet, Inc., Class A *	1,569	1,548,744
Apple, Inc.	9,950	1,519,962
F5 Networks, Inc. *	4,209	539,299
Facebook, Inc., Class A *	6,111	925,572
Lam Research Corp.	5,982	928,227
Microchip Technology, Inc.	13,714	1,142,376
Visa, Inc., Class A	13,602	1,295,318

		7,899,498

Materials – 5.39%
Akzo Nobel N.V.	18,494	515,798
Dow Chemical Co./The	14,518	899,535
Martin Marietta Materials, Inc.	2,561	573,920

		1,989,253

Real Estate – 3.33%
Crown Castle International Corp.	6,685	679,530
Prologis, Inc.	9,915	550,679

		1,230,209

See accompanying notes which are an integral part of these financial statements.

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ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

COMMON STOCKS – 99.07% – continued	Shares	Fair Value
Utilities – 2.31%
NextEra Energy, Inc.	6,037	$853,873

TOTAL COMMON STOCKS (Cost $31,204,200)		36,587,439

MONEY MARKET SECURITIES – 0.96%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.69% (a)	354,796	354,796

TOTAL MONEY MARKET SECURITIES (Cost $354,796)		354,796

TOTAL INVESTMENTS – 100.03% (Cost $31,558,996)		36,942,235

Liabilities in Excess of Other Assets – (0.03)%		(12,853)

NET ASSETS – 100.00%		$36,929,382

(a)	Rate disclosed is the seven day effective yield as of May 31, 2017.

*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

7

ROOSEVELT MULTI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 – (Unaudited)

Assets
Investments in securities at fair value (cost $31,558,996)	$36,942,235
Receivable for fund shares sold	130
Dividends receivable	80,186

Total Assets	37,022,551

Liabilities
Payable for fund shares redeemed	56,279
Payable to Adviser	28,489
Accrued 12b-1 fees – Investor class	6,607
Payable to trustees	1,794

Total Liabilities	93,169

Net Assets	$36,929,382

Net Assets consist of:
Paid-in capital	$23,821,613
Accumulated undistributed net investment income	219,343
Accumulated undistributed net realized gain from investment transactions	7,505,187
Net unrealized appreciation on investments	5,383,239

Net Assets	$36,929,382

Net Assets: Investor Class	$15,649,673

Shares outstanding (unlimited number of shares authorized, no par value)	1,053,613

Net asset value, offering and redemption price per share	$14.85

Net Assets: Institutional Class	$21,279,709

Shares outstanding (unlimited number of shares authorized, no par value)	1,417,091

Net asset value, offering and redemption price per share	$15.02

See accompanying notes which are an integral part of these financial statements.

8

ROOSEVELT MULTI-CAP FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2017 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,689)	$508,765

Total investment income	508,765

Expenses
Investment Adviser fee	263,439
12b-1 fee – Investor class	22,498
Trustee expenses	5,939
Overdraft fees	8,605

Total expenses	300,481

Net investment income	208,284

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,873,364
Net change in unrealized depreciation of investment securities	(1,910,557)

Net realized and unrealized gain on investments	5,962,807

Net increase in net assets resulting from operations	$6,171,091

See accompanying notes which are an integral part of these financial statements.

9

ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$208,284	$481,819
Net realized gain on investment securities transactions	7,873,364	2,948,532
Net change in unrealized depreciation of investment securities	(1,910,557)	(3,514,816)

Net decrease in net assets resulting from operations	6,171,091	(84,465)

Distributions
From net investment income – Investor Class	(78,190)	(153,531)
From net investment income – Institutional Class	(358,267)	(412,642)
From net realized gains – Investor Class	(882,592)	(7,136,640)
From net realized gains – Institutional Class	(2,218,608)	(9,927,312)

Total distributions	(3,537,657)	(17,630,125)

Capital Transactions – Investor Class
Proceeds from shares sold	98,025	794,851
Reinvestment of distributions	920,087	7,042,764
Amount paid for shares redeemed	(7,929,221)	(24,624,411)

Total Investor Class	(6,911,109)	(16,786,796)

Capital Transactions – Institutional Class
Proceeds from shares sold	3,270,903	15,795,559
Reinvestment of distributions	2,374,937	8,885,239
Amount paid for shares redeemed	(39,908,479)	(29,077,923)

Total Institutional Class	(34,262,639)	(4,397,125)

Net decrease in net assets resulting from capital transactions	(41,173,748)	(21,183,921)

Total Decrease in Net Assets	(38,540,314)	(38,898,511)

Net Assets
Beginning of period	75,469,696	114,368,207

End of period	$36,929,382	$75,469,696

Accumulated undistributed net investment income included in net assets at end of period	$219,343	$447,516

See accompanying notes which are an integral part of these financial statements.

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ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Share Transactions – Investor Class
Shares sold	$6,921	$58,233
Shares issued in reinvestment of distributions	67,307	507,039
Shares redeemed	(558,410)	(1,870,976)

Total Investor Class	(484,182)	(1,305,704)

Share Transactions – Institutional Class
Shares sold	230,357	1,213,256
Shares issued in reinvestment of distributions	172,097	633,303
Shares redeemed	(2,729,831)	(2,102,258)

Total Institutional Class	(2,327,377)	(255,699)

Net decrease in shares outstanding	(2,811,559)	(1,561,403)

See accompanying notes which are an integral part of these financial statements.

11

ROOSEVELT MULTI-CAP FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016	Year Ended November 30, 2015		Year Ended November 30, 2014	Year Ended November 30, 2013	Year Ended November 30, 2012
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$16.60	$19.43		$20.09	$16.23	$15.99

Investment operations:
Net investment income	0.06		0.09	0.13		0.03	0.01 (a)	0.03
Net realized and unrealized gain (loss)	1.28		0.06 (b)	(0.13	)(b)	1.34	4.10	1.69

Total from investment operations	1.34		0.15	–	(c)	1.37	4.11	1.72

Less distributions to shareholders:
From net investment income	(0.05)		(0.05)	(0.05)		–	(0.05)	–
From net realized gain	(0.61)		(2.53)	(2.78)		(2.03)	(0.20)	(1.48)

Total distributions	(0.66)		(2.58)	(2.83)		(2.03)	(0.25)	(1.48)

Net asset value, end of period	$14.85		$14.17	$16.60		$19.43	$20.09	$16.23

Total Return (d)	9.88	%(e)	1.25%	(0.24)%		7.32%	25.37%	11.87%

Ratios and Supplemental Data:
Net assets, end of period (000)	$15,650		$21,785	$47,215		$86,627	$114,119	$162,359
Ratio of expenses to average net assets	1.21	%(f)	1.17%	1.17%		1.16%	1.16%	1.25%
Ratio of net investment income (loss) to average net assets	0.52	%(f)	0.36%	0.60%		0.13%	0.06%	0.17%
Portfolio turnover rate	27	%(e)	90%	89%		87%	86%	116%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Rounds to less than $0.005.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized

(f)	Annualized

See accompanying notes which are an integral part of these financial statements.

12

ROOSEVELT MULTI-CAP FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2013	Period Ended November 30, 2012(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.34		$16.79	$19.62	$20.22	$16.24	$16.17

Investment operations:
Net investment income	0.10		0.10	0.15	0.07	0.12 (b)	0.02	(b)
Net realized and unrealized gain (loss)	1.29		0.09 (c)	(0.10)	1.36	4.07	0.05

Total from investment operations	1.39		0.19	0.05	1.43	4.19	0.07

Less distributions to shareholders:
From net investment income	(0.10)		(0.11)	(0.10)	–	(0.01)	–
From net realized gain	(0.61)		(2.53)	(2.78)	(2.03)	(0.20)	–

Total distributions	(0.71)		(2.64)	(2.88)	(2.03)	(0.21)	–

Net asset value, end of period	$15.02		$14.34	$16.79	$19.62	$20.22	$16.24

Total Return (d)	10.11	%(e)	1.45%	0.07%	7.60%	25.77%	0.43	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$21,280		$53,685	$67,153	$79,966	$69,942	$1,881
Ratio of expenses to average net assets	0.96	%(f)	0.92%	0.92%	0.91%	0.91%	0.91	%(f)
Ratio of net investment income to average net assets	0.80	%(f)	0.61%	0.84%	0.40%	0.64%	1.62	%(f)
Portfolio turnover rate	27	%(e)	90%	89%	87%	86%	116	%(e)

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2017 – (Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group, Inc. (“Roosevelt” or the “Adviser”).

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 21, 2001; and Institutional Class shares were first offered to the public on October 16, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2017, the Fund did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are

15

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

16

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a

17

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,587,439	$—	$—	$36,587,439
Money Market Securities	354,796	—	—	354,796

Total	$36,942,235	$—	$—	$36,942,235

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2017 based on input levels assigned at November 30, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund and to pay most operating expenses of the Fund. The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers. As compensation for its management services, the Fund

18

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES – continued

is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund.

For the six months ended May 31, 2017, the Adviser earned $263,439 from the Fund for its advisory services. At May 31, 2017, the Fund owed the Adviser $28,489 for these services.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administration, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Investor Class in connection with the promotion and distribution of Investor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months period ended May 31, 2017, the Fund accrued 12b-1 fees for the Investor Class of $22,498 of which $6,607 was unpaid at May 31, 2017.

19

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$15,558,990
Sales	$58,829,722

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2017.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2017, there were no beneficial owners with more than 25% of the voting securities of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2017 the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$5,424,611
Gross depreciation	(398,485)

Net appreciation on investments	$5,026,126

At May 31, 2017, the aggregate cost of securities for federal income tax purposes was $31,916,109.

The tax character of distributions paid during the fiscal year ended November 30, 2016 was as follows:

Ordinary Income	$566,173
Long-term Capital Gain	17,063,952

Total distributions paid	$17,630,125

20

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

At November 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$436,457
Undistributed long-term capital gains	3,101,195
Net unrealized appreciation	6,936,683

$10,474,335

At November 30 2016, the difference between book basis and tax basis unrealized appreciation was primarily attributable to wash sale losses.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

21

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2016 to May 31, 2017.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Investor Class
Actual	$1,000.00	$1,098.80	$6.33	1.21%
Hypothetical**	$1,000.00	$1,018.90	$6.09	1.21%
Institutional Class
Actual	$1,000.00	$1,101.10	$5.03	0.96%
Hypothetical**	$1,000.00	$1,020.14	$4.84	0.96%
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

**	Assumes a 5% return before expenses.

22

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, The Roosevelt Investment Group, Inc. (“Roosevelt”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Committee convened on May 9, 2017 via teleconference to review and discuss materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Roosevelt. At the Trustees’ May 2017 quarterly meeting, the Committee and the Board interviewed Roosevelt’s General Counsel and Chief Compliance Officer and its Senior Portfolio Manager. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Roosevelt, approved the continuance of the management agreement between the Trust and Roosevelt for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Roosevelt provides to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Roosevelt’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Roosevelt who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Roosevelt to the Fund.

(ii)	Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2017. The Trustees observed that the Fund Investor Class had underperformed its benchmarks and the average return of its Morningstar Large Cap Growth Category peer group for the one-, three-, five-, and ten-year periods, trailing by the least amount over the ten-year period. The Trustees considered Roosevelt’s explanation that the Fund’s underperformance was due in part to defensive positions (cash and hedging), as well as sector weightings. The Trustees noted that Roosevelt had made changes in its management of the Fund to reduce portfolio turnover and its defensive positions, which year-to-date had resulted in improved relative performance.

23

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) – (continued)

The Trustees also considered information about the Fund’s performance against composites of other accounts managed by Roosevelt using a substantially similar strategy for the one-, three-, five- and ten-year periods, noting that the Fund had performed closely within the range of the composites.

(iii)	Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for similarly-sized funds, which indicated that the Fund’s management fee is higher than the peer group average and median. The Trustees considered, however, that unlike most funds, the Fund has a “universal fee” structure, which means Roosevelt pays for most of the Fund’s operating expenses out of its management fee. The Trustees considered that the Fund’s total expense ratio is lower than the peer group median and average.

The Trustees also considered a profitability analysis prepared by Roosevelt for its management of the Fund, which indicated that, before the deduction of marketing expenses, Roosevelt is earning a profit as a result of managing the Fund (though is not earning a profit after the deduction of marketing expenses). The Trustees determined that this profit (before marketing expenses) was not excessive, based in part on their review of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly-held investment advisors to mutual funds.

The Trustees also recalled their review of the Fund’s 12b-1 plan in advance of this meeting and considered other potential benefits that Roosevelt may receive in connection with its management of the Fund including third-party research obtained by soft dollars, which may be used to benefit the Fund along with Roosevelt’s other advisory clients. After considering the above information, the Trustees concluded that the current advisory fee for the Fund represents reasonable compensation in light of the nature and quality of Roosevelt’s services to the Fund, the fees paid by competitive mutual funds, and the profitability of Roosevelt’s services to the Fund.

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Roosevelt will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Roosevelt’s level of profitability in managing the Fund, it does not appear that Roosevelt is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

24

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and

Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

The Roosevelt Investment Group, Inc.

730 Third Avenue, 23rd Floor

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

25

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Symons Value Institutional Fund (SAVIX)

Symons Concentrated Small Cap Value

Institutional Fund (SCSVX)

Semi-Annual Report

May 31, 2017

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.symonsfunds.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended May 31, 2017)

	Six Months	1 Year	5 Year	10 Year	Since Inception (December 22, 2006)
Symons Value Institutional Fund	9.61%	6.01%	8.47%	5.55%	6.20%
S&P 500 Index**	10.81%	17.47%	15.42%	6.94%	7.55%
S&P 500 Value Index**	5.51%	14.71%	14.44%	4.83%	5.62%
FTSE Russell 3000 Value Index**	5.19%	15.12%	14.59%	5.16%	5.84%

Total annual operating expenses, as disclosed in the Symons Value Institutional Fund (the “Fund”) prospectus dated March 30, 2017, were 1.32% of average daily assets (1.23% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest and dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 1.21% of the Fund’s average daily net assets through March 31, 2022. Additional information pertaining to the Fund’s expense ratios as of May 31, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**

Effective March 30, 2017, the Fund’s primary benchmark index was updated from the FTSE Russell 3000 Value Index to the S&P 500 Index, and on June 16, 2017, the Fund added the S&P 500 Value Index as a secondary index. The Adviser has determined that the S&P indices more closely align with the investment strategies of the Fund. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the

INVESTMENT RESULTS – (Unaudited) (continued)

S&P 500 Index exhibiting the strongest value characteristics. The FTSE Russell 3000 Value Index is a market capitalization index made up of 3,000 of the largest U.S. stocks, and is comprised of the Russell 1000 Index (large cap) and the Russell 2000 index (small cap). Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns*

(for the period ended May 31, 2017)

Since Inception (December 5, 2016)
Symons Concentrated Small Cap Value Institutional Fund	7.44%
S&P Small Cap 600 Index**	1.65%
S&P Small Cap 600 Value Index**	-0.81%

Total annual operating expenses, as disclosed in the Symons Concentrated Small Cap Value Institutional Fund (the “Fund”) prospectus dated March 30, 2017, were 2.48% of average daily assets (1.61% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest and dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 1.60% of the Fund’s average daily net assets through March 31, 2022. Additional information pertaining to the Fund’s expense ratios as of May 31, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**	The S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The S&P SmallCap 600 Value Index measures the performance of the small-cap value sector in the U.S. equity market using three factors: the ratios of book value, earnings and sales to price. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

[1]	As a percent of net assets.

The investment objective of the Symons Concentrated Small Cap Institutional Value Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available at the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2017 – (Unaudited)

COMMON STOCKS – 85.16%	Shares	Fair Value
Beverages – 6.54%
Coca-Cola European Partners PLC	32,565	$1,336,468
Diageo PLC ADR	15,595	1,901,342
Molson Coors Brewing Co. – Class B	24,505	2,322,829

		5,560,639

Capital Markets – 2.84%
Credit Suisse Group AG ADR	170,640	2,412,850

Construction & Engineering – 1.99%
Fluor Corp.	37,780	1,694,811

Diversified Telecommunication Services – 2.79%
AT&T, Inc.	61,440	2,367,283

Electric Utilities – 17.23%
Alliant Energy Corp.	97,370	4,037,934
Entergy Corp.	47,695	3,770,767
FirstEnergy Corp.	72,355	2,115,660
PG&E Corp.	68,980	4,716,852

		14,641,213

Equity Real Estate Investment Trusts – 5.60%
Digital Realty Trust, Inc.	12,660	1,496,285
Public Storage	15,155	3,263,629

		4,759,914

Food & Staples Retailing – 6.61%
Rite Aid Corp. *	741,360	2,528,038
Whole Foods Market, Inc.	88,350	3,091,366

		5,619,404

Food Products – 14.21%
Campbell Soup Co.	43,130	2,486,445
ConAgra Foods, Inc.	79,465	3,062,581
General Mills, Inc.	56,360	3,197,866
Hershey Co./The	28,910	3,332,456

		12,079,348

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

COMMON STOCKS – 85.16% – (continued)	Shares	Fair Value
Health Care Providers & Services – 2.44%
Express Scripts Holding Co. *	34,665	$2,071,234

Household Products – 2.17%
Procter & Gamble Co./The	20,970	1,847,247

Independent Power & Renewable Electricity Producer – 3.14%
AES Corp.	228,260	2,666,077

Internet Software & Services – 3.55%
Alphabet, Inc. – Class C *	3,126	3,016,152

Multiline Retail – 2.93%
Target Corp.	45,190	2,492,228

Multi-Utilities – 6.43%
Consolidated Edison, Inc.	22,330	1,848,701
Dominion Resources, Inc.	44,730	3,612,842

		5,461,543

Road & Rail – 3.29%
Kansas City Southern	29,410	2,799,832

Wireless Telecommunication Services – 3.40%
Rogers Communications, Inc.	62,000	2,891,680

TOTAL COMMON STOCKS (Cost $65,426,697)		72,381,455

MONEY MARKET SECURITIES – 16.59%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio – Institutional Class, 0.68% (a)	14,099,075	14,099,075

TOTAL MONEY MARKET SECURITIES (Cost $14,099,075)		14,099,075

TOTAL INVESTMENTS – 101.75% (Cost $79,525,772)		86,480,530

Liabilities in Excess of Other Assets – (1.75)%		(1,489,463)

NET ASSETS – 100.00%		$84,991,067

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

(a)	Rate disclosed is the seven day effective yield as of May 31, 2017.

*	Non-income producing security.

ADR – American	Depositary Receipt

The industries shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS CONCENTRATED SMALL CAP VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2017 – (Unaudited)

COMMON STOCKS – 95.54%	Shares	Fair Value
Banks – 4.43%
Opus Bank	3,130	$67,295

Beverages – 13.18%
Boston Beer Co., Inc./The – Class A *	415	59,241
Coca-Cola Bottling Company Consolidated	305	69,461
Cott Corp.	5,430	71,622

		200,324

Biotechnology – 2.11%
Momenta Pharmaceuticals, Inc. *	2,212	32,074

Capital Markets – 3.83%
AllianceBernstein Holding LP	2,585	58,292

Diversified Telecommunication Services – 0.91%
Hawaiian Telcom Holdco, Inc. *	550	13,816

Electric Utilities – 9.69%
Otter Tail Corp.	3,686	147,256

Energy Equipment & Services – 3.29%
Diamond Offshore Drilling, Inc. *	4,335	50,069

Equity Real Estate Investment Trusts – 7.63%
Care Capital Properties, Inc.	4,410	115,939

Food & Staples Retailing – 3.33%
SUPERVALU, Inc. *	13,160	50,666

Food Products – 6.30%
AdvancePierre Foods Holdings, Inc.	2,379	95,802

Gas Utilities – 9.44%
Chesapeake Utilities Corp.	1,933	143,525

Leisure Products – 4.55%
Vista Outdoor, Inc. *	3,295	69,129

Marine – 1.88%
Seaspan Corp.	5,505	28,571

Media – 3.71%
New Media Investment Group, Inc.	4,365	56,439

See accompanying notes which are an integral part of these financial statements.

SYMONS CONCENTRATED SMALL CAP VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

COMMON STOCKS – 95.54% – (continued)	Shares	Fair Value
Multi-Utilities – 8.09%
NorthWestern Corp.	1,986	$123,053

Software – 4.53%
FireEye, Inc. *	4,590	68,804

Water Utilities – 8.64%
Connecticut Water Service, Inc.	2,477	131,430

TOTAL COMMON STOCKS (Cost $1,406,681)		1,452,484

MONEY MARKET SECURITIES – 17.67%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio – Institutional Class, 0.68% (a)	268,651	268,651

TOTAL MONEY MARKET SECURITIES (Cost $268,651)		268,651

TOTAL INVESTMENTS – 113.21% (Cost $1,675,332)		1,721,135

Liabilities in Excess of Other Assets – (13.21)%		(200,803)

NET ASSETS – 100.00%		$1,520,332

(a)	Rate disclosed is the seven day effective yield as of May 31, 2017.

*	Non-income producing security.

The industries shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2017 – (Unaudited)

	Symons Value Institutional Fund	Symons Concentrated Small Cap Value Institutional Fund
Assets
Investment in securities at fair value (Cost $79,525,722 and $1,675,332)	$86,480,530	$1,721,135
Cash	120,157	–
Receivable for fund shares sold	12,651	–
Dividends receivable	160,701	1,970
Receivable from Adviser	–	8,921
Prepaid expenses	18,338	1,629

Total Assets	86,792,377	1,733,655

Liabilities
Payable for investments purchased	1,682,631	190,252
Payable for fund shares redeemed	22,307	–
Payable to Adviser	64,935	–
Payable to Administrator	11,995	1,332
Payable to trustees	543	206
Other accrued expenses	18,899	21,533

Total Liabilities	1,801,310	213,323

Net Assets	$84,991,067	$1,520,332

Net Assets consist of:
Paid-in capital	$71,512,809	$1,461,517
Accumulated undistributed net investment income	356,833	6,213
Accumulated undistributed net realized gain from investment transactions	6,166,667	6,799
Net unrealized appreciation on investments	6,954,758	45,803

Net Assets	$84,991,067	$1,520,332

Shares outstanding (unlimited number of shares authorized, no par value)	7,350,016	141,642

Net asset value (“NAV”) and offering price per share	$11.56	$10.73

Redemption price per share (NAV * 98%) (a)	$11.33	$10.52

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS FUNDS

STATEMENTS OF OPERATIONS

For the six months ended May 31, 2017 – (Unaudited)

	Symons Value Institutional Fund	Symons Concentrated Small Cap Value Institutional Fund(a)
Investment Income
Dividend income (net of foreign taxes withheld of $19,461 and $90)	$1,163,110	$15,906

Total investment income	1,163,110	15,906

Expenses
Investment Adviser	430,492	6,769
Administration	33,810	3,050
Offering	–	22,038
Fund accounting	18,069	3,050
Legal	9,015	8,010
Audit	8,308	8,105
Report printing	11,581	1,812
Registration	11,804	478
Trustee	5,723	5,636
Transfer agent	7,458	1,830
Custodian	6,307	1,768
CCO expense	3,860	3,771
Insurance	3,307	609
Pricing	842	399
Miscellaneous	6,537	4,525

Total Expenses	557,113	71,850
Fees waived and expenses reimbursed by Adviser	(36,139)	(63,514)

Net operating expenses	520,974	8,336

Net investment income	642,136	7,570

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,170,386	6,799
Net realized loss on foreign currency transactions	(3,716)	–
Net change in unrealized appreciation of investment securities	1,209,514	45,803

Net realized and unrealized gain on investments and foreign currency	7,376,184	52,602

Net increase in net assets resulting from operations	$8,018,320	$60,172

(a)	For the period December 5, 2016 (commencement of operations) to May 31, 2017.

See accompanying notes which are an integral part of these financial statements.

SYMONS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Symons Value Institutional Fund		Symons Concentrated Small Cap Value Institutional Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016	For the Period Ended May 31, 2017(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$642,136	$1,189,000	$7,570
Net realized gain on investment securities and foreign currency transactions	6,166,670	1,866,110	6,799
Net change in unrealized appreciation (depreciation) of investment securities	1,209,514	(932,150)	45,803

Net increase in net assets resulting from operations	8,018,320	2,122,960	60,172

Distributions
From net investment income	(509,112)	(1,158,328)	(1,357)
From net realized gains	(1,801,170)	(3,035,686)	–

Total distributions	(2,310,282)	(4,194,014)	(1,357)

Capital Transactions
Proceeds from shares sold	3,010,948	33,586,959	1,511,293
Proceeds from redemption fees (b)	4,868	5,809	–
Reinvestment of distributions	2,076,963	3,729,260	1,357
Amount paid for shares redeemed	(15,914,787)	(24,104,311)	(51,133)

Net increase (decrease) in net assets resulting from capital transactions	(10,822,008)	13,217,717	1,461,517

Total increase (decrease) in net assets	(5,113,970)	11,146,663	1,520,332

Net Assets
Beginning of period	90,105,037	78,958,374	–

End of period	$84,991,067	$90,105,037	$1,520,332

Accumulated undistributed net investment income included in net assets at end of period	$356,833	$223,809	$6,213

See accompanying notes which are an integral part of these financial statements.

SYMONS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Symons Value Institutional Fund		Symons Concentrated Small Cap Value Institutional Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016	For the Period Ended May 31, 2017(a) (Unaudited)
Share Transactions
Shares sold	266,894	3,012,228	146,451
Shares issued in reinvestment of distributions	189,924	345,173	134
Shares redeemed	(1,425,362)	(2,169,389)	(4,943)

Net increase (decrease) in shares outstanding	(968,544)	1,188,012	141,642

(a)	For the period December 5, 2016 (commencement of operations) to May 31, 2017.

(b)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2017 (Unaudited)		Fiscal Year Ended November 30,
			2016	2015	2014	2013		2012
Selected Per Share Data:
Net asset value, beginning of period	$10.83		$11.07	$12.91	$11.82	$10.94		$9.94

Investment operations:
Net investment income	0.09		0.14	0.18	0.18	0.16		0.16
Net realized and unrealized gain (loss) on investments	0.94		0.19	(0.29)	1.06	1.59		0.77

Total from investment operations	1.03		0.33	(0.11)	1.24	1.75		0.93

Less distributions to shareholders:
From net investment income	(0.07)		(0.14)	(0.20)	(0.15)	(0.15)		(0.16)
From net realized gain	(0.23)		(0.43)	(1.53)	–	(0.72)		(0.22)
From return of capital	–		–	–	–	–		(0.01)

Total distributions	(0.30)		(0.57)	(1.73)	(0.15)	(0.87)		(0.39)

Paid in capital from redemption fees (a)	–		–	–	–	–		–

Net asset value, end of period	$11.56		$10.83	$11.07	$12.91	$11.82		$10.94

Total Return (b)	9.61	%(c)	3.05%	(1.11)%	10.55%	16.05%		8.98%
Ratios and Supplemental Data:
Net assets, end of period (000)	$84,991		$90,105	$78,958	$95,107	$90,882		$91,391
Ratio of expenses to average net assets	1.21	%(d)	1.21%	1.21%	1.21%	1.29	%(e)	1.46%
Ratio of expenses to average net assets before waiver or recoupment by Adviser	1.29	%(d)	1.30%	1.34%	1.34%	1.33%		1.29%
Ratio of net investment income to average net assets	1.49	%(d)	1.30%	1.61%	1.48%	1.32%		1.46%
Portfolio turnover rate	42	%(c)	83%	65%	58%	45%		28%

(a)	Redemption fees resulted in less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized

(d)	Annualized.

(e)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.

See accompanying notes which are an integral part of these financial statements.

SYMONS CONCENTRATED SMALL CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Period Ended May 31, 2017 (Unaudited)(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss) on investments	0.68

Total from investment operations	0.74

Less distributions to shareholders:
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$10.73

Total Return (b)	7.44	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000)	$1,520
Ratio of expenses to average net assets	1.60	%(d)
Ratio of expenses to average net assets before waiver by Adviser	13.41	%(d)
Ratio of net investment income to average net assets	1.41	%(d)
Portfolio turnover rate	69	%(c)

(a)	For the period December 5, 2016 (commencement of operations) through May 31, 2017.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2017 – (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Symons Concentrated Small Cap Value Institutional Fund (the “Small Cap Value Fund”) was organized as a non-diversified series of Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are two of a series of funds currently authorized by the Board. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). Each Fund seeks long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2017, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Redemption Fees – Each Fund charges a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, its net realized long term capital gains and its net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

(including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Value Fund
Common Stocks*	$72,381,455	$–	$–	$72,381,455
Money Market Securities	14,099,075	–	–	14,099,075

Total	$86,480,530	$–	$–	$86,480,530

Small Cap Value Fund
Common Stocks*	$1,452,484	$–	$–	$1,452,484
Money Market Securities	268,651	–	–	268,651

Total	$1,721,135	$–	$–	$1,721,135

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2017, based on input levels assigned at November 30, 2016.

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. The Adviser is paid at an annual rate of 1.00% of the average daily net assets of the Value Fund, and 1.30% of the average daily net assets of the Small Cap Value Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that the total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, if any, extraordinary litigation expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.21% of the Value Fund’s average daily net assets through March 31, 2022 , and 1.60% of the Small Cap Value Fund’s average daily net assets through March 31, 2022. For the six months ended May 31, 2017, the Adviser earned a fee of $430,492 from the Value Fund and $6,769 from the Small Cap Value Fund. For the six months ended May 31, 2017, the Adviser waived fees and reimbursed expenses of $36,139 for the Value Fund and $63,514 for the Small Cap Value Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by each Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of May 31, 2017, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $280,955 and $63,514 from the Value Fund and Small Cap Value Fund, respectively, no later than May 31, 2020.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended May 31, 2017, fees for administration, transfer agent, and fund accounting services, and the amounts due to the Administrator at May 31, 2017 were as follows:

	Value Fund	Small Cap Value Fund
Administration	$33,810	$3,050
Transfer agent	7,458	1,830
Fund accounting	18,069	3,050
Payable to Administrator	11,995	1,332

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be affiliate of the Distributor. Officers are not paid by the Trust for services to the Funds.

Huntington National Bank is the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

	Value Fund	Small Cap Value Fund
Purchases	$31,584,568	$2,176,514
Sales	$39,674,083	$776,443

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2017.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2017, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 32.04% of the Value Fund. As a result, Schwab may be deemed to control the Value Fund. At May 31, 2017, TD Ameritrade, Inc. (“Ameritrade”) for the benefit of its customers, owned 80.49% of the Small Cap Value Fund. As a result, Ameritrade may be deemed to control the Small Cap Value Fund.

SYMONS FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

	Value Fund	Small Cap Value Fund
Gross Appreciation	$9,220,981	$97,397
Gross Depreciation	(2,266,223)	(51,594)

Net Appreciation on Investments	$6,954,758	$45,803

Tax Cost	$79,525,772	$1,675,332

The tax character of distributions paid during the fiscal year ended November 30, 2016 was as follows:

Value Fund
Distributions paid from:
Ordinary Income*	$1,158,328
Long-term Capital Gain	3,035,686

$4,194,014

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Value Fund
Undistributed ordinary income	$223,809
Undistributed long term capital gain	1,801,167
Unrealized appreciation	5,745,244

$7,770,220

As of November 30, 2016, the Value Fund did not have any unused capital loss carryforwards available for federal tax purposes.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2016 to May 31, 2017.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transaction costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Value Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000.00	$1,096.10	$6.32	1.21%
Hypothetical **	$1,000.00	$1,018.90	$6.09	1.21%

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Small Cap Value Fund	Beginning Account Value December 5, 2016	Ending Account Value May 31, 2017	Expenses Paid During the Period ***	Annualized Expense Ratio
Actual	$1,000.00	$1,074.40	$8.05	1.60%
Hypothetical **	$1,000.00	$1,016.95	$8.05	1.60%

*	Expenses are equal to the Value Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

***	Expenses are equal to the Small Cap Value Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the partial year period).

MANAGEMENT AGREEMENT RENEWAL (Unaudited)

The Symons Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Committee convened on May 9, 2017 via teleconference to review and discuss materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Symons. At the Trustees’ May 2017 quarterly meeting, the Committee and the Board interviewed Symons’ Chief Executive Officer and its Chief Investment Officer and Portfolio Manager. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons, approved the management agreement between the Trust and Symons for an additional year. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons provides to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Symons’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Symons to the Fund.

(ii)

Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2017. The Trustees observed that the Fund had underperformed its benchmarks, the S&P 500 Index and the S&P 900 Index, for the one-, three-, five-, and ten-year periods, trailing by the least amount over the ten-year period. The Trustees noted that the Fund had underperformed the average return of its Morningstar Large Cap Value Category over the

MANAGEMENT AGREEMENT RENEWAL (Unaudited) – (continued)

one-, three-, and five-year periods, but outperformed the category average for the ten-year period. The Trustees considered Symons’ explanation that the Fund’s underperformance was primarily due to its emphasis on downside protection. They noted that the Fund’s performance for the ten-year period (which included a full market cycle) trailed its benchmarks by significantly less than more recent periods, and exceeded the performance of its Morningstar category. On the whole, the Trustees concluded that the Fund’s performance was acceptable.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Symons using a substantially similar strategy for the one-, three-, five- and ten-year periods, noting that the Fund had outperformed the composite for all periods.

(iii)	Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for similarly-sized funds, which indicated that the Fund’s gross and net management fees and total net expense ratio were higher than the peer group average and median. The Trustees considered that the Fund’s gross management fee was within the range of the gross management fees for the peer group funds. The Trustees also considered that Symons has agreed to waive its management fee and/or reimburse expenses of the Fund through May 22, 2018 to the extent that its total annual operating expenses (excluding certain expenses) exceed 1.21%.

The Trustees also considered a profitability analysis prepared by Symons, which showed that Symons is earning a profit from managing the Fund. The Trustees determined that this profit was not excessive, based in part on their review of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly-held investment advisors to mutual funds.

The Trustees also considered information from Symons regarding its fee schedule for separate accounts managed using a similar strategy, and noted that the Fund’s management fee was higher than the management fee charged to these separate accounts. The Trustees discussed these differences in fees and considered Symons’ explanation that, in comparison to its separate accounts, the Fund is more labor intensive and expensive to manage.

The Trustees considered other potential benefits that Symons may receive in connection with its management of the Fund including third-party research obtained by soft dollars, and noted Symons’ representation that it does not enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the current advisory fee for the Fund represents reasonable compensation in light of the nature and quality of Symons’ services to the Fund, the fees paid by competitive mutual funds, and the profitability of Symons’ services to the Fund.

MANAGEMENT AGREEMENT RENEWAL (Unaudited) – (continued)

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Symons’ level of profitability in managing the Fund, it does not appear that Symons is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

MANAGEMENT AGREEMENT RENEWAL (Unaudited) – (continued)

The Symons Concentrated Small Cap Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Committee convened on November 1, 2016 via teleconference to consider the approval of the management agreement between the Trust and Symons. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator for the Fund. In addition, the Committee and the Board interviewed the Chief Executive Officer of Symons and recalled that it had previously interviewed the Chief Executive Officer via telephone at the Board’s quarterly meeting in August 2016.

At the Trustees’ November 2016 quarterly meeting, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons, approved the management agreement between the Trust and Symons for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)

The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons proposed to provide to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees also considered the qualifications and experience of Symons’s portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who would provide services to the Fund. The Trustees noted that the portfolio manager has experience managing a composite account with a similar investment strategy to that of the proposed Fund. The Trustees further considered the services that Symons provides to other funds in the Trust, and the Trustees and Trust

MANAGEMENT AGREEMENT RENEWAL (Unaudited) – (continued)

Management’s experience with the personnel that provide those services. The Trustees concluded that Symons has adequate resources to provide satisfactory investment management services to the Fund.

(ii)	Fund Performance. The Trustees next reviewed and discussed performance of the adviser’s composite account through September 30, 2016, as compared to the average performance over the year-to-date and one-year periods of the Russell 2000 Value Index, the Russell 2000 Index, a peer group proposed by Symons, and the Morningstar Small Cap Value category (under $25 million (Institutional)). The Trustees noted that the composite had outperformed both benchmark indices, the peer group and the category average for the year-to-date and one-year periods.

(iii)	Fee Rate and Profitability. The Trustees noted that the adviser proposed a gross management fee of 1.30% and an expense limit of 1.60%. The Trustees noted that, while the gross advisory fee and projected net expenses (after reimbursements due to the limit) were each above the average and median of the Morningstar category, both amounts were within the range of management fees and net expenses of the funds in the category. In reviewing Symons’ profitability in managing the Fund’s assets, the Trustees considered that Symons’ management of the Fund is not expected to be profitable in the first year of operations. The Trustees concluded that the management fee of 1.30% and the adviser’s profitability under the agreement are reasonable.

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees determined that Symons would not realize benefits from economies of scale in managing the Fund’s assets to such an extent that the advisory fee should be reduced or that breakpoints in the advisory fee should be implemented at this time.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (877) 679-6667 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

    Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Auer Growth Fund

Semi-Annual Report

May 31, 2017

Fund Adviser:

SBAuer Funds, LLC

8801 River Crossing Blvd., Suite 100

Indianapolis, IN 46240

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(For the periods ended May 31, 2017)

	Six Months	1 Year	5 Year	Since Inception (December 28, 2007)
Auer Growth Fund	8.48%	18.53%	6.21%	-3.11%
S&P 500® Index**	10.81%	17.47%	15.42%	10.60%
Russell 2000® Value Index**	1.15%	21.00%	13.67%	13.06%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 30, 2017, were 2.50% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The S&P 500® Index and Russell 2000® Value Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

FUND HOLDINGS – (Unaudited)

Auer Growth Fund Holdings as of May 31, 20171

[1]	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the Adviser believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2017 – (Unaudited)

Shares	COMMON STOCKS – 95.23%	Fair Value
	Consumer Discretionary – 7.49%
30,000	Beasley Broadcast Group, Inc., Class A	$274,500
15,000	Green Brick Partners, Inc. *	148,500
3,200	Hooker Furniture Corp.	137,280
10,000	Live Ventures, Inc. *	100,900
19,425	M.D.C. Holdings, Inc.	653,651
11,500	New Home Co., Inc./The *	123,625
14,500	Toll Brothers, Inc.	535,195

		1,973,651

	Consumer Staples – 0.51%
120,000	Neptune Technologies & Bioressources, Inc. *	133,200

	Energy – 8.38%
43,000	Advantage Oil & Gas Ltd. *	268,750
3,700	Arch Coal, Inc., Class A	261,849
46,000	Cenovus Energy, Inc.	410,320
17,000	Evolution Petroleum Corp.	124,100
32,000	Lonestar Resources US, Inc., Class A *	142,080
7,800	Par Pacific Holdings, Inc. *	134,238
21,000	Peabody Energy Corp. *	510,090
17,500	San Juan Basin Royalty Trust	127,050
17,500	Southwestern Energy Co. *	106,050
120,000	VAALCO Energy, Inc. *	122,400

		2,206,927

	Financials – 23.08%
12,000	Annaly Capital Management, Inc.	143,760
45,000	Anworth Mortgage Asset Corp.	272,250
11,500	Apollo Global Management LLC (a)	310,845
34,000	Arbor Realty Trust, Inc.	278,800
16,000	B. Riley Financial, Inc.	240,800
70,000	Broadway Financial Corp. *	140,000
8,000	California First National Bancorp.	137,200
8,700	Ellington Residential Mortgage	125,193
4,200	Evercore Partners, Inc., Class A	284,760
5,500	Fidelity Southern Corp.	117,645
3,000	First Savings Financial Group, Inc.	150,060

See accompanying notes which are an integral part of these financial statements.

3

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

Shares	COMMON STOCKS – 95.23% – continued	Fair Value
	Financials – 23.08% – continued
4,000	FS Bancorp, Inc.	$177,000
1,200	Goldman Sachs Group, Inc./The	253,512
10,500	Leucadia National Corp.	256,095
3,000	Meta Financial Group, Inc.	256,800
3,000	Morgan Stanley	125,220
850	National Western Life Group, Inc., Class A	261,078
14,500	Nationstar Mortgage Holdings, Inc. *	236,640
17,500	NMI Holdings, Inc., Class A	182,000
9,000	Northeast Bancorp.	174,150
12,500	Oak Valley Bancorp.	178,375
5,700	Oaktree Capital Group LLC Class A (a)	264,195
8,000	Oritani Financial Corp. ADR	132,400
29,000	PennyMac Financial Services, Inc., Class A *	466,900
8,000	PennyMac Mortgage Investment Trust	140,160
4,200	Piper Jaffray Cos.	246,330
7,000	Plumas Bancorp	130,550
8,500	Walker & Dunlop, Inc. *	397,035

		6,079,753

	Health Care – 5.40%
53,000	Auxilio, Inc. *	237,440
8,000	Eagle Pharmaceuticals, Inc. *	583,600
10,000	Innoviva, Inc. *	122,200
5,000	Psychemedics Corp.	103,450
10,000	Supernus Pharmaceuticals, Inc. *	376,000

		1,422,690

	Industrials – 8.12%
11,500	Argan, Inc.	679,075
105,000	Cemtrex, Inc.	385,350
35,000	CPI Aerostructures, Inc. *	262,500
3,200	MasTec, Inc. *	135,680
80,000	Sino-Global Shipping America Ltd. *	240,000
47,000	Vivint Solar, Inc. *	150,400
11,000	Willis Lease Finance Corp. *	287,320

		2,140,325

See accompanying notes which are an integral part of these financial statements.

4

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

Shares	COMMON STOCKS – 95.23% – continued	Fair Value
	Information Technology – 25.58%
15,000	Applied Materials, Inc.	$688,200
8,200	Cirrus Logic, Inc.	540,790
22,500	Finisar Corp.	554,850
11,000	FormFactor, Inc. *	161,700
13,000	Ichor Holdings Ltd. *	305,240
34,000	inTEST Corp. *	282,200
1,900	Lam Research Corp.	294,823
115,000	LightPath Technologies, Inc. *	347,300
19,000	Micron Technology, Inc. *	584,630
54,000	Oclaro, Inc. *	479,520
48,000	Pixelworks, Inc. *	238,080
5,000	Stamps.com, Inc. *	689,500
37,000	Ultra Clean Holdings, Inc.	845,080
14,500	Wayside Technology Group, Inc.	297,250
3,300	Western Digital Corp.	297,198
77,000	xG Technology, Inc. *	133,210

		6,739,571

	Materials – 13.74%
65,000	Cliffs Natural Resources, Inc. *	382,850
77,000	Gold Resource Corp.	271,810
11,500	Handy & Harman Ltd. *	328,325
11,500	Methanex Corp.	474,375
10,000	Norbord, Inc.	284,600
13,000	Olympic Steel, Inc.	214,110
4,000	Steel Dynamics, Inc.	135,960
62,000	Tahoe Resources, Inc.	548,700
225,000	Taseko Mines Ltd. *	294,750
24,000	Teck Resources Ltd., Class B	428,640
15,000	Warrior Met Coal, Inc.	256,350

		3,620,470

	Real Estate – 2.43%
15,000	AV Homes, Inc. *	235,125
14,000	Maui Land & Pineapple Co., Inc. *	266,000
9,000	Preferred Apartment Communities, Inc., Class A	137,970

		639,095

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2017 – (Unaudited)

Shares	COMMON STOCKS – 95.23% – continued	Fair Value
	Utilities – 0.50%
4,000	Fortis, Inc.	$131,520

	TOTAL COMMON STOCKS (Cost $23,301,891)	25,087,202

	MONEY MARKET SECURITIES – 6.88%
1,813,210	Fidelity Investments Money Market Government Portfolio, Class I, 0.65% (b)	1,813,210

	TOTAL MONEY MARKET SECURITIES (Cost $1,813,210)	1,813,210

	TOTAL INVESTMENTS – 102.11% (Cost $25,115,101)	26,900,412

	Liabilities in Excess of Other Assets – (2.11)%	(556,592)

	NET ASSETS – 100.00%	$26,343,820

(a)	Master Limited Partnership

(b)	Rate disclosed is the seven day effective yield as of May 31, 2017.

*	Non-income producing security.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 – (Unaudited)

Assets
Investments in securities at fair value (cost $25,115,101)	$26,900,412
Dividends receivable	12,043
Prepaid expenses	16,055

Total Assets	26,928,510

Liabilities
Payable for investments purchased	532,122
Payable to Adviser	33,765
Payable to Administrator	6,767
Other accrued expenses	12,036

Total Liabilities	584,690

Net Assets	$26,343,820

Net Assets consist of:
Paid-in capital	$60,991,731
Accumulated undistributed net investment loss	(411,213)
Accumulated undistributed net realized loss from investments	(36,022,009)
Net unrealized appreciation on investments	1,785,311

Net Assets	$26,343,820

Shares outstanding (unlimited number of shares authorized, no par value)	3,548,081

Net asset value (“NAV”) and offering price per share	$7.42

Redemption price per share (NAV * 99%) (a)	$7.35

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2017 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,565)	$161,923

Total investment income	161,923

Expenses
Investment Adviser	195,165
Administration	17,453
Fund accounting	12,465
Transfer agent	11,256
Registration	9,924
Legal	9,134
Audit	9,099
Report printing	8,963
Trustee	5,706
Custodian	4,089
CCO	3,749
Pricing	2,166
Insurance	1,626
Miscellaneous	10,774

Total expenses	301,569

Net investment loss	(139,646)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,086,950
Net realized loss on foreign currency translations	(292)
Net change in unrealized appreciation/depreciation of investment securities	(822,193)

Net realized and unrealized gain on investments	2,264,465

Net increase in net assets resulting from operations	$2,124,819

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(139,646)	$(267,375)
Net realized gain (loss) on investment securities transactions	3,086,658	(2,295,246)
Net change in unrealized appreciation (depreciation) of investment securities	(822,193)	1,448,560

Net increase (decrease) in net assets resulting from operations	2,124,819	(1,114,061)

Capital Transactions
Proceeds from shares sold	47,405	55,824
Amount paid for shares redeemed	(999,564)	(8,530,573)
Proceeds from redemption fees (a)	35	21

Net decrease in net assets resulting from capital transactions	(952,124)	(8,474,728)

Total Increase (Decrease) in Net Assets	1,172,695	(9,588,789)

Net Assets
Beginning of period	25,171,125	34,759,914

End of period	$26,343,820	$25,171,125

Accumulated undistributed net investment loss	$(411,213)	$(271,567)

Share Transactions
Shares sold	6,501	8,584
Shares redeemed	(138,737)	(1,346,689)

Net decrease in shares outstanding	(132,236)	(1,338,105)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2017 (Unaudited)		Fiscal Year Ended November 30,
			2016	2015	2014	2013	2012
Selected Per Share Data:
Net asset value, beginning of period	$6.84		$6.93	$7.77	$8.31	$5.66	$5.92

Income from investment operations:
Net investment income (loss)	(0.04)		(0.11)	(0.20)	(0.12)	(0.03)	(0.05	)(a)
Net realized and unrealized gain (loss)	0.62		0.02 (b)	(0.64)	(0.42)	2.68	(0.21)

Total from investment operations	0.58		(0.09)	(0.84)	(0.54)	2.65	(0.26)

Paid in capital from redemption fees	—	(c)	— (c)	—	— (c)	—	—	(c)

Net asset value, end of period	$7.42		$6.84	$6.93	$7.77	$8.31	$5.66

Total Return (d)	8.48	%(e)	(1.30)%	(10.81)%	(6.50)%	46.82%	(4.39)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$26,344		$25,171	$34,760	$66,210	$76,651	$61,770
Ratio of expenses to average net assets	2.32	%(f)	2.44%	1.98%	1.88%	1.91%	1.82%
Ratio of net investment income (loss) to average net assets	(1.07	)%(f)	(1.07)%	(0.75)%	(1.24)%	(0.27)%	(0.83)%
Portfolio turnover rate	103	%(e)	175%	138%	140%	147%	162%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Resulted in less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not Annualized.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2017 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of

11

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

12

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

13

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market

14

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

15

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,087,202	$—	$—	$25,087,202
Money Market Securities	1,813,210	—	—	1,813,210

Total	$26,900,412	$—	$—	$26,900,412

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2017, based on input levels assigned at November 30, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended May 31, 2017, the Adviser earned a fee of $195,165 from the Fund. At May 31, 2017, the Fund owed the Adviser $33,765 for advisory services.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended May 31, 2017, the Administrator earned fees of $17,453 for administration services, $11,256 for transfer agent services, and $12,465 for fund accounting services. At May 31, 2017, the Fund owed the Administrator $6,767 for such services.

Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

16

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are officers or employees of Ultimus Asset Services, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both Ultimus Asset Services, LLC and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An Officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Funds.

The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”). Under the Plan, the Fund can pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days’ notice to shareholders.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases	$25,930,413
Sales	$27,678,275

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2017.

17

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2017, Bryan Auer and Janet Auer, who are married, owned 73.29% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2017, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$2,735,673
Gross (Depreciation)	(950,362)

Net Appreciation on Invesments	$1,785,311

At May 31, 2017, the aggregate cost of securities for federal income tax purposes, was $25,115,101.

At November 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(39,380,234)
Unrealized appreciation	2,607,504

$(36,772,730)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

18

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of November 30, 2016, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$ (615,946)	$ (38,492,721)	$ (271,567)	$ (39,380,234)

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

As of November 30, 2016, the Fund had available for federal tax purposes an unused capital loss carryforward of $38,492,721, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration—short term	$9,594,277
No expiration—long term	5,858,722
Expires on November 30, 2017	23,039,722

$38,492,721

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards will be utilized prior to the utilization of carryforwards with expiration dates.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

19

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2017 – (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

20

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2016 and held through May 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

21

Auer Growth Fund	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During the Period* December 1, 2016 – May 31, 2017
Actual	$1,000.00	$1,084.80	$12.04
Hypothetical **	$1,000.00	$1,013.38	$11.63

*	Expenses are equal to the Fund’s annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

22

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Stephen A. Little

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

23

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date 7/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date 7/28/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 7/28/2017